Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Taxation [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense
Continuing operations	Years ended December 31,
(In thousands)	2014	2015	2016
Current income tax expenses	397	289	71
Deferred income tax benefits	66	(1,175)	(1,335)
Taxation for the year	463	(886)	(1,264)

Summary of Aggregate Amount and Per Share Effect of Tax Holiday
	Years ended December 31,
	2014	2015	2016
Aggregate dollar effect (in thousands)	2,784	(830)	(1,430)
Per share effect—basic	0.01	0.00	0.00
Per share effect—diluted	0.01	0.00	0.00

Reconciliation of Total Tax Expense (Benefit)
Continuing operations	Years ended December 31,
(In thousands)	2014	2015	2016
Income tax expense/(benefit) at PRC statutory rate (based on statutory tax rate applicable to enterprises in Shenzhen, China)	7,211	(438)	(6,310)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	(838)	2,400	2,145
Non-deductible expenses	714	14	12
Effect of Super Deduction available to Shenzhen Xunlei	(1,365)	-	(901)
Effect of tax holiday	(4,613)	(369)	1,430
Change in valuation allowance of deferred tax assets	291	4,750	6,396
Effect on deferred tax assets due to change in tax rates	(103)	(8)	-
Outside basis difference arising from VIE and its subsidiaries in the PRC	478	(2,174)	(5,743)
Expiration of tax loss	51	290	90
Others	(1,363)	(5,351)	1,617
Income tax expense/ (benefit)	463	(886)	(1,264)

Summary of Changes in Deferred Tax Asset and Liability Balances
	December 31,	December 31,
(In thousands)	2015	2016
Deferred tax assets, current portion:
Net operating loss carried forward (Note a)	417	1,276
Amortization of intangible assets arising from intragroup transactions (Note b)	95	51
Impairment of online game licenses	23	—
Impairment of long-term equity investment	115	—
Allowance for advance to suppliers	120	—
Valuation allowance	(81)	(106)
Deferred tax assets, current portion, net	689	1,221
Deferred tax assets, non-current portion:

Net operating loss carried forward(Note a)	13,016	12,093
Amortization of intangible assets arising from intragroup transactions (Note b)	54	—
Impairment of long-term equity investment	—	348
Allowance for advance to suppliers	—	576
Valuation allowance	(4,477)	(9,745)
Deferred tax assets, non-current portion, net	8,593	3,272

Deferred tax liabilities, non-current portion:
Outside basis difference (Note c)	(6,378)	(635)

Summary of Net Operating Tax Loss Carryforwards
(In thousands)
2017	775
2018	5,795
2019	3,414
2020	559
2021 and thereafter	6,820
17,363

Schedule of Movement of Valuation Allowance
	Years ended December 31,
(In thousands)	2014	2015	2016
Beginning balance	—	(291)	(4,559)
Additions	(291)	(4,268)	(5,292)
Write-off	—	—	—
Ending balance	(291)	(4,559)	(9,851)